Transfers of financial assets and variable interest entities (Details 8) SFr in Millions	Jun. 30, 2015 CHF (SFr) day year	Dec. 31, 2014 CHF (SFr) day year
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 102,358	SFr 78,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	138,231	163,208
Trading assets	205,898	241,313
Investment securities	2,965	2,379
Other investments	7,261	8,467
Net loans	253,094	255,928
Premises and equipment	4,230	4,441
Other assets	59,475	70,511
of which loans held-for-sale	24,101	25,911
Customer deposits	345,069	357,569
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	58,567	70,119
Trading liabilities	59,457	72,667
Short-term borrowings	26,401	25,921
Long-term debt	177,429	172,947
Other liabilities	SFr 45,306	SFr 50,648
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	45	49
Average maturity of conduit's assets (in years) | year	1.8	1.8
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 1,470	SFr 1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	197	660
Trading assets	3,394	4,261
Investment securities	925	0
Other investments	1,904	2,105
Net loans	666	245
Premises and equipment	385	422
Other assets	14,170	16,132
of which loans held-for-sale	10,892	12,569
Total assets of consolidated VIEs	23,111	25,318
Customer deposits	0	3
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3	0
Trading liabilities	28	35
Short-term borrowings	9,470	9,384
Long-term debt	11,972	13,452
Other liabilities	1,654	1,727
Total liabilities of consolidated VIEs	23,127	24,601
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,149	1,122
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	685	615
Investment securities	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	9,312	8,726
of which loans held-for-sale	9,269	8,689
Total assets of consolidated VIEs	11,146	10,463
Customer deposits		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	6	6
Short-term borrowings	0	0
Long-term debt	10,894	10,318
Other liabilities	40	27
Total liabilities of consolidated VIEs	10,940	10,351
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	197	660
Trading assets	48	57
Investment securities	0
Other investments	0	0
Net loans	444	12
Premises and equipment	0	0
Other assets	126	262
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	815	991
Customer deposits		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	0	0
Short-term borrowings	8,722	9,384
Long-term debt	0	18
Other liabilities	14	29
Total liabilities of consolidated VIEs	8,736	9,431
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	80	16
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	0	250
Investment securities	925
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	2,473	4,741
of which loans held-for-sale	1,349	3,500
Total assets of consolidated VIEs	3,478	5,007
Customer deposits		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	0	0
Short-term borrowings	748	0
Long-term debt	745	2,418
Other liabilities	600	573
Total liabilities of consolidated VIEs	2,093	2,991
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	134	187
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,196	1,715
Investment securities	0
Other investments	0	30
Net loans	0	0
Premises and equipment	0	0
Other assets	1	3
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,331	1,935
Customer deposits		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	3
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	224	216
Other liabilities	1	124
Total liabilities of consolidated VIEs	228	340
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	86	109
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	975	867
Investment securities	0
Other investments	1,496	1,651
Net loans	22	24
Premises and equipment	385	422
Other assets	98	195
of which loans held-for-sale	16	24
Total assets of consolidated VIEs	3,062	3,268
Customer deposits		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	19	23
Short-term borrowings	0	0
Long-term debt	100	99
Other liabilities	129	146
Total liabilities of consolidated VIEs	248	268
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	21	59
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	490	757
Investment securities	0
Other investments	408	424
Net loans	200	209
Premises and equipment	0	0
Other assets	2,160	2,205
of which loans held-for-sale	258	356
Total assets of consolidated VIEs	3,279	3,654
Customer deposits		3
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0
Trading liabilities	3	6
Short-term borrowings	0	0
Long-term debt	9	383
Other liabilities	870	828
Total liabilities of consolidated VIEs	SFr 882	SFr 1,220